Shareholder Report, Holdings (Details)	Feb. 28, 2025
Class I Shares | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class I Shares | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Class I Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class I Shares | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Class I Shares | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Class I Shares | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class A Shares | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class A Shares | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Class A Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class A Shares | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Class A Shares | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Class A Shares | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class C Shares | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Class C Shares | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Class C Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class C Shares | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Class C Shares | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class C Shares | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.80%
CLASS I SHARES | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
CLASS I SHARES | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
CLASS I SHARES | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
CLASS I SHARES | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
CLASS I SHARES | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
CLASS I SHARES | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
CLASS A SHARES | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
CLASS A SHARES | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
CLASS A SHARES | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
CLASS A SHARES | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
CLASS A SHARES | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
CLASS A SHARES | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
CLASS C SHARES | Agricultural Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
CLASS C SHARES | Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
CLASS C SHARES | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
CLASS C SHARES | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
CLASS C SHARES | Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
CLASS C SHARES | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Adara Smaller Companies Fund | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Adara Smaller Companies Fund | Motorcar Parts of America, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Adara Smaller Companies Fund | CoreCivic, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Adara Smaller Companies Fund | Northeast Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Adara Smaller Companies Fund | Natural Gas Services Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Adara Smaller Companies Fund | White Mountains Insurance Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund | McGrath RentCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund | Build-A-Bear Workshop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund | Barrett Business Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund | OneSpaWorld Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Adara Smaller Companies Fund | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Adara Smaller Companies Fund | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Adara Smaller Companies Fund | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Adara Smaller Companies Fund | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Adara Smaller Companies Fund | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Adara Smaller Companies Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Adara Smaller Companies Fund | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Adara Smaller Companies Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Adara Smaller Companies Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Adara Smaller Companies Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Aquarius International Fund | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Aquarius International Fund | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Aquarius International Fund | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Aquarius International Fund | Aon PLC - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Aquarius International Fund | Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Aquarius International Fund | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Aquarius International Fund | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Aquarius International Fund | Weir Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Aquarius International Fund | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Aquarius International Fund | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Aquarius International Fund | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Aquarius International Fund | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Aquarius International Fund | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Aquarius International Fund | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Aquarius International Fund | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Aquarius International Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Aquarius International Fund | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Aquarius International Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Aquarius International Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Aquarius International Fund | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
INSTITUTIONAL | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
INSTITUTIONAL | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INSTITUTIONAL | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INSTITUTIONAL | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
INSTITUTIONAL | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
INSTITUTIONAL | Bristol-Myers Squibb Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
INSTITUTIONAL | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
INSTITUTIONAL | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
INSTITUTIONAL | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
INSTITUTIONAL | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
INSTITUTIONAL | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
INSTITUTIONAL | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
INSTITUTIONAL | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
INSTITUTIONAL | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
INSTITUTIONAL | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
INSTITUTIONAL | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
INSTITUTIONAL | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
INSTITUTIONAL | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
INVESTOR | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
INVESTOR | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INVESTOR | Check Point Software Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INVESTOR | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
INVESTOR | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
INVESTOR | Bristol-Myers Squibb Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
INVESTOR | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
INVESTOR | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
INVESTOR | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR | Corpay, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INVESTOR | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
INVESTOR | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
INVESTOR | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
INVESTOR | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
INVESTOR | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
INVESTOR | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
INVESTOR | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
INVESTOR | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
INVESTOR | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
INVESTOR | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
INSTITUTIONAL | Federal Agricultural Mortgage Corp. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INSTITUTIONAL | SLM Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INSTITUTIONAL | Magnite, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
INSTITUTIONAL | Beacon Roofing Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
INSTITUTIONAL | Grand Canyon Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
INSTITUTIONAL | Assured Guaranty Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
INSTITUTIONAL | Viper Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
INSTITUTIONAL | FirstCash Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INSTITUTIONAL | Preferred Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INSTITUTIONAL | Universal Technical Institute, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INSTITUTIONAL | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
INSTITUTIONAL | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
INSTITUTIONAL | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
INSTITUTIONAL | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
INSTITUTIONAL | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
INSTITUTIONAL | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
INSTITUTIONAL | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
INSTITUTIONAL | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
INSTITUTIONAL | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
INSTITUTIONAL | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
INVESTOR | Federal Agricultural Mortgage Corp. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INVESTOR | SLM Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INVESTOR | Magnite, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
INVESTOR | Beacon Roofing Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
INVESTOR | Grand Canyon Education, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
INVESTOR | Assured Guaranty Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
INVESTOR | Viper Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
INVESTOR | FirstCash Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INVESTOR | Preferred Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INVESTOR | Universal Technical Institute, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
INVESTOR | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
INVESTOR | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
INVESTOR | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
INVESTOR | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
INVESTOR | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
INVESTOR | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
INVESTOR | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
INVESTOR | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
INVESTOR | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
INVESTOR | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | Kemper Corp.[Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional Class | Enovis Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class | BGC Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class | Webster Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Class | Silicon Motion Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional Class | Tutor Perini Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Class | Vimeo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Class | National Bank Holdings Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Class | Prosperity Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class | Ashland, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
INSTITUTIONAL | Kemper Corp.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
INSTITUTIONAL | Enovis Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
INSTITUTIONAL | BGC Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INSTITUTIONAL | Webster Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
INSTITUTIONAL | Silicon Motion Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
INSTITUTIONAL | Brixmor Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
INSTITUTIONAL | Enterprise Financial Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL | Getty Realty Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL | Portland General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
INSTITUTIONAL | Hanover Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
INSTITUTIONAL | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
INSTITUTIONAL | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
INSTITUTIONAL | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
INSTITUTIONAL | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
INSTITUTIONAL | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
INSTITUTIONAL | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
INSTITUTIONAL | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
INSTITUTIONAL | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
INSTITUTIONAL | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
INSTITUTIONAL | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Class | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Class | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Class | Nomad Foods Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Class | Melrose Industries PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Sumitomo Mitsui Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Class | SPIE SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Class | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Class | Cie de Saint-Gobain SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | Cie de Saint-Gobain SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Class | Tesco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | US Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Class | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Class | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Class | United Overseas Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
INSTITUTIONAL | BGC Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INSTITUTIONAL | InterDigital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL | Fairfax Financial Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INSTITUTIONAL | Newmark Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
INSTITUTIONAL | Catalyst Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
INSTITUTIONAL | TeamViewer SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
INSTITUTIONAL | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INSTITUTIONAL | Twilio, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INSTITUTIONAL | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INSTITUTIONAL | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
INSTITUTIONAL | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
INSTITUTIONAL | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
INSTITUTIONAL | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
INSTITUTIONAL | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
INSTITUTIONAL | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
INSTITUTIONAL | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
INSTITUTIONAL | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
INSTITUTIONAL | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
INSTITUTIONAL | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
INVESTOR | BGC Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
INVESTOR | InterDigital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR | Fairfax Financial Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
INVESTOR | Newmark Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
INVESTOR | Catalyst Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
INVESTOR | TeamViewer SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
INVESTOR | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
INVESTOR | Twilio, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INVESTOR | British American Tobacco PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
INVESTOR | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
INVESTOR | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
INVESTOR | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
INVESTOR | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
INVESTOR | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
INVESTOR | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
INVESTOR | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
INVESTOR | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
INVESTOR | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
INVESTOR | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Institutional Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Institutional Class | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Institutional Class | US Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Class | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Class | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Investor Class | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investor Class | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Investor Class | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Investor Class | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Investor Class | US Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Investor Class | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investor Class | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Investor Class | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Investor Class | Frontdoor, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Investor Class | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class | Riyad Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | Al Rajhi Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | JD.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Hangzhou GreatStar Industrial Co. Ltd. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class | Sociedad Quimica y Minera de Chile SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Class | Abu Dhabi Islamic Bank PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Class | Suzano SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Class | Grupo Financiero Banorte SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional | Kemper Corp.[Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional | Enovis Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional | BGC Group, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional | Webster Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional | Silicon Motion Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Institutional | Tutor Perini Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional | Vimeo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional | National Bank Holdings Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional | Prosperity Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional | Ashland, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Institutional | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Institutional | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Institutional | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
Institutional | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Institutional | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Institutional | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
Class A Shares | JPMorgan Liquidity Funds - USD Liquidity LVNAV Fund - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class A Shares | NZD/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class A Shares | AUD/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class A Shares | CAD/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class A Shares | EUR/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A Shares | BRL/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A Shares | CLP/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A Shares | LME Zinc Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class A Shares | NOK/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class A Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Class A Shares | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
Class A Shares | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Class A Shares | Forwards [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
Class C Shares | JPMorgan Liquidity Funds - USD Liquidity LVNAV Fund - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class C Shares | NZD/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class C Shares | AUD/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class C Shares | CAD/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class C Shares | EUR/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C Shares | BRL/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C Shares | CLP/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C Shares | LME Zinc Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class C Shares | NOK/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class C Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Class C Shares | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
Class C Shares | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Class C Shares | Forwards [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class I Shares | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
Class I Shares | JPMorgan Liquidity Funds - USD Liquidity LVNAV Fund - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class I Shares | NZD/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class I Shares | AUD/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Class I Shares | CAD/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class I Shares | EUR/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class I Shares | BRL/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class I Shares | CLP/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class I Shares | LME Zinc Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Class I Shares | NOK/USD FWD 20250319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class I Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Class I Shares | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.30%
Class I Shares | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Class I Shares | Forwards [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Class | U.S. Small Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Institutional Class | U.S. Large Cap Value Portfolio III [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Institutional Class | U.S. Small Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Institutional Class | U.S. Micro Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Institutional Class | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Institutional Class | iShares MSCI USA Value Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Institutional Class | U.S. Large Company Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Institutional Class | U.S. Large Cap Value Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Institutional Class | Invesco Government & Agency Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Class | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.90%
Institutional Class | Invesco Government & Agency Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Institutional Class | DFA International Small Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
Institutional Class | DFA International Value Portfolio III [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Institutional Class | DFA International Value Series [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Institutional Class | Dimensional International Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Institutional Class | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Class | Emerging Markets Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Class | Emerging Markets Small Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Institutional Class | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.50%
Institutional Class | Invesco Government & Agency Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Institutional Class | DFA Two-Year Global Fixed Income Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Institutional Class | iShares 1-5 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Institutional Class | iShares Core International Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Institutional Class | DFA One-Year Fixed Income Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Institutional Class | DFA Intermediate Government Fixed Income Portfolio (a) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Institutional Class | iShares 5-10 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Institutional Class | Dimensional Inflation-Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class | DFA Short-Term Government Portfolio (a) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Institutional Class | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Institutional Class | U.S. Small Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Institutional Class | U.S. Large Cap Value Portfolio III [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Institutional Class | U.S. Small Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Institutional Class | U.S. Micro Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Institutional Class | U.S. Large Company Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Institutional Class | VA U.S. Targeted Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Institutional Class | VA U.S. Large Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Institutional Class | STIT-Government & Agency Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Institutional Class | DFA International Small Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Institutional Class | DFA International Value Portfolio III [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Institutional Class | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class | Emerging Markets Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class | Emerging Markets Small Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Class | STIT-Government & Agency Portfolio - Class Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class | VA International Small Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Institutional Class | VA International Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Institutional Class | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Institutional Class | DFA Two-Year Global Fixed Income Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Institutional Class | iShares 1-5 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Institutional Class | iShares Core International Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Institutional Class | DFA One-Year Fixed Income Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Institutional Class | iShares 5-10 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Institutional Class | Dimensional Inflation-Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class | DFA Short-Term Government Portfolio (a) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class | VA Global Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Institutional Class | DFA Intermediate Government Fixed Income Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Class | VA Short-Term Fixed Income Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Institutional Class | Finance and Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Motley Fool Global Opportunities ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Motley Fool Global Opportunities ETF | Nintendo Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Motley Fool Global Opportunities ETF | Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Motley Fool Global Opportunities ETF | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Motley Fool Global Opportunities ETF | Watsco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Motley Fool Global Opportunities ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Motley Fool Global Opportunities ETF | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Motley Fool Global Opportunities ETF | DexCom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Motley Fool Global Opportunities ETF | London Stock Exchange Group PLC[Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Motley Fool Global Opportunities ETF | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Motley Fool Global Opportunities ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Motley Fool Global Opportunities ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Motley Fool Global Opportunities ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Motley Fool Global Opportunities ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Motley Fool Global Opportunities ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Motley Fool Global Opportunities ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Motley Fool Global Opportunities ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Motley Fool Global Opportunities ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Motley Fool Global Opportunities ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Motley Fool Global Opportunities ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Motley Fool Mid-Cap Growth ETF | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Motley Fool Mid-Cap Growth ETF | Brown & Brown, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Motley Fool Mid-Cap Growth ETF | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Motley Fool Mid-Cap Growth ETF | Broadridge Financial Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Motley Fool Mid-Cap Growth ETF | Globus Medical, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Motley Fool Mid-Cap Growth ETF | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Motley Fool Mid-Cap Growth ETF | Toast, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Motley Fool Mid-Cap Growth ETF | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Motley Fool Mid-Cap Growth ETF | SBA Communications Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Motley Fool Mid-Cap Growth ETF | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Motley Fool Mid-Cap Growth ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Motley Fool Mid-Cap Growth ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Motley Fool Mid-Cap Growth ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Motley Fool Mid-Cap Growth ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Motley Fool Mid-Cap Growth ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Motley Fool Mid-Cap Growth ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Motley Fool Mid-Cap Growth ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Motley Fool Mid-Cap Growth ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Motley Fool Mid-Cap Growth ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Motley Fool 100 Index ETF | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Motley Fool 100 Index ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Motley Fool 100 Index ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Motley Fool 100 Index ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Motley Fool 100 Index ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Motley Fool 100 Index ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Motley Fool 100 Index ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Motley Fool 100 Index ETF | Berkshire Hathaway, Inc. - Class B [Member[
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Motley Fool 100 Index ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Motley Fool 100 Index ETF | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Motley Fool 100 Index ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Motley Fool 100 Index ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Motley Fool 100 Index ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Motley Fool 100 Index ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
Motley Fool 100 Index ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Motley Fool 100 Index ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Motley Fool 100 Index ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Motley Fool 100 Index ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Motley Fool 100 Index ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Motley Fool 100 Index ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Motley Fool Small-Cap Growth ETF | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Motley Fool Small-Cap Growth ETF | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Motley Fool Small-Cap Growth ETF | Globus Medical, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Motley Fool Small-Cap Growth ETF | Toast, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Motley Fool Small-Cap Growth ETF | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Motley Fool Small-Cap Growth ETF | Goosehead Insurance, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Motley Fool Small-Cap Growth ETF | Alarm.com Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Motley Fool Small-Cap Growth ETF | Q2 Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Motley Fool Small-Cap Growth ETF | Penumbra, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Motley Fool Small-Cap Growth ETF | GXO Logistics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Motley Fool Small-Cap Growth ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Motley Fool Small-Cap Growth ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Motley Fool Small-Cap Growth ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Motley Fool Small-Cap Growth ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Motley Fool Small-Cap Growth ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Motley Fool Small-Cap Growth ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Motley Fool Small-Cap Growth ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Motley Fool Small-Cap Growth ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Motley Fool Small-Cap Growth ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Motley Fool Capital Efficiency 100 Index ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Motley Fool Capital Efficiency 100 Index ETF | Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Motley Fool Capital Efficiency 100 Index ETF | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Motley Fool Capital Efficiency 100 Index ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Motley Fool Capital Efficiency 100 Index ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Motley Fool Capital Efficiency 100 Index ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Motley Fool Capital Efficiency 100 Index ETF | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Motley Fool Capital Efficiency 100 Index ETF | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Motley Fool Capital Efficiency 100 Index ETF | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Motley Fool Capital Efficiency 100 Index ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Motley Fool Capital Efficiency 100 Index ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Motley Fool Capital Efficiency 100 Index ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Motley Fool Capital Efficiency 100 Index ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Motley Fool Capital Efficiency 100 Index ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Motley Fool Capital Efficiency 100 Index ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Motley Fool Capital Efficiency 100 Index ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Motley Fool Capital Efficiency 100 Index ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Motley Fool Capital Efficiency 100 Index ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Motley Fool Next Index ETF | Axon Enterprise, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Motley Fool Next Index ETF | Cloudflare, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Motley Fool Next Index ETF | HubSpot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Motley Fool Next Index ETF | Take-Two Interactive Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Motley Fool Next Index ETF | Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Motley Fool Next Index ETF | Westinghouse Air Brake Technologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Motley Fool Next Index ETF | HEICO Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Motley Fool Next Index ETF | Alnylam Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Motley Fool Next Index ETF | Carvana Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Motley Fool Next Index ETF | Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Motley Fool Next Index ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Motley Fool Next Index ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Motley Fool Next Index ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Motley Fool Next Index ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Motley Fool Next Index ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Motley Fool Next Index ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Motley Fool Next Index ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Motley Fool Next Index ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Motley Fool Next Index ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Motley Fool Next Index ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Founders Class | First American Treasury Obligations Fund - Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.10%
Founders Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
SGI U.S. Large Cap Core ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
SGI U.S. Large Cap Core ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
SGI U.S. Large Cap Core ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
SGI U.S. Large Cap Core ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
SGI U.S. Large Cap Core ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
SGI U.S. Large Cap Core ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
SGI U.S. Large Cap Core ETF | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
SGI U.S. Large Cap Core ETF | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
SGI U.S. Large Cap Core ETF | Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SGI U.S. Large Cap Core ETF | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SGI U.S. Large Cap Core ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
SGI U.S. Large Cap Core ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
SGI U.S. Large Cap Core ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
SGI U.S. Large Cap Core ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
SGI U.S. Large Cap Core ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
SGI U.S. Large Cap Core ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
SGI U.S. Large Cap Core ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
SGI U.S. Large Cap Core ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
SGI U.S. Large Cap Core ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SGI U.S. Large Cap Core ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SGI Dynamic Tactical ETF | SGI U.S. Large Cap Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
SGI Dynamic Tactical ETF | SGI Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
SGI Dynamic Tactical ETF | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
SGI Dynamic Tactical ETF | iShares Edge MSCI Min Vol USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
SGI Dynamic Tactical ETF | Schwab US Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
SGI Dynamic Tactical ETF | SGI Enhanced Nasdaq-100 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SGI Dynamic Tactical ETF | Vanguard Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SGI Dynamic Tactical ETF | WisdomTree Floating Rate Treasury Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SGI Dynamic Tactical ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Class I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I | CMS Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Motorola Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class I | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I | McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class I | Owens Corning [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
Class I | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Class I | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class I | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class I | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class A | CMS Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | Motorola Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A | McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class A | Owens Corning [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
Class A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Class A | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C | Automatic Data Processing, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | CMS Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | Motorola Solutions, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class C | McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Class C | Owens Corning [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
Class C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Class C | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class I Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I Shares | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Class I Shares | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I Shares | CMS Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I Shares | United Therapeutics Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I Shares | McKesson Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class I Shares | Kroger Co., (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I Shares | Takeda Pharmaceutical Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I Shares | Waste Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I Shares | ICICI Bank Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Class I Shares | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Class I Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I Shares | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Class I Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Class I Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I Shares | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Class I Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class I Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Class I Shares | Health Care Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Class I Shares | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Class I Shares | Catalyst Pharmaceuticals Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Class I Shares | NMI Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares | Mueller Water Products, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares | Graham Holdings Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares | AZZ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares | Matson, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I Shares | Travel + Leisure Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I Shares | Skyward Specialty Insurance Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class I Shares | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Class I Shares | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Class I Shares | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class I Shares | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Class I Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Class I Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I Shares | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Class I Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class I Shares | SGI U.S. Large Cap Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Class I Shares | SGI Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Class I Shares | Schwab US Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Class I Shares | SGI Enhanced Nasdaq-100 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Class I Shares | SGI Enhanced Global Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Class I Shares | Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Class I Shares | SGI Small Cap Core Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Class I Shares | SGI Dynamic Tactical ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class I Shares | iShares S&P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class I Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Class I Shares | SGI U.S. Large Cap Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I Shares | SGI Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Class I Shares | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class I Shares | SGI Enhanced Global Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class I Shares | SGI Small Cap Core Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class I Shares | SGI Dynamic Tactical ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I Shares | SGI U.S. Large Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Class I Shares | SGI Global Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class I Shares | SPDR Blackstone Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I Shares | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
SGI Enhanced Core ETF | Vanguard Treasury Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
SGI Enhanced Core ETF | Vanguard Federal Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
SGI Enhanced Core ETF | PIMCO Government Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
SGI Enhanced Core ETF | Fidelity Government Cash Reserves [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
SGI Enhanced Core ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SGI Enhanced Core ETF | T Rowe Price US Treasury Money Fund, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Core ETF | JPMorgan Liquid Assets Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Core ETF | S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Core ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
SGI Enhanced Global Income ETF | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
SGI Enhanced Global Income ETF | Colgate-Palmolive Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SGI Enhanced Global Income ETF | Takeda Pharmaceutical Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SGI Enhanced Global Income ETF | WisdomTree Emerging Markets High Dividend Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
SGI Enhanced Global Income ETF | iShares Emerging Markets Dividend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SGI Enhanced Global Income ETF | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SGI Enhanced Global Income ETF | UBS Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SGI Enhanced Global Income ETF | SPDR S&P Emerging Markets Dividend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
SGI Enhanced Global Income ETF | Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SGI Enhanced Global Income ETF | Equitable Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SGI Enhanced Global Income ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
SGI Enhanced Global Income ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
SGI Enhanced Global Income ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
SGI Enhanced Global Income ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
SGI Enhanced Global Income ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SGI Enhanced Global Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
SGI Enhanced Global Income ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SGI Enhanced Global Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SGI Enhanced Global Income ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SGI Enhanced Global Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
SGI Enhanced Nasdaq-100 ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SGI Enhanced Nasdaq-100 ETF | S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Nasdaq-100 ETF | Micro Nasdaq 100 E-Mini Mar25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SGI Enhanced Nasdaq-100 ETF | Nasdaq 100 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
SGI Enhanced Nasdaq-100 ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
US Treasury 3 Month Bill ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
US Treasury 3 Month Bill ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
US Treasury 6 Month Bill ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
US Treasury 6 Month Bill ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
US Treasury 12 Month Bill ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
US Treasury 12 Month Bill ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
US Treasury 2 Year Note ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
US Treasury 2 Year Note ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
US Treasury 2 Year Note ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
US Treasury 2 Year Note ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
US Treasury 3 Year Note ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
US Treasury 3 Year Note ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
US Treasury 3 Year Note ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
US Treasury 5 Year Note ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
US Treasury 5 Year Note ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
US Treasury 5 Year Note ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
US Treasury 5 Year Note ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
US Treasury 7 Year Note ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
US Treasury 7 Year Note ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
US Treasury 7 Year Note ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
US Treasury 7 Year Note ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
US Treasury 10 Year Note ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
US Treasury 10 Year Note ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
US Treasury 10 Year Note ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
US Treasury 20 Year Bond ETF | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
US Treasury 20 Year Bond ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
US Treasury 20 Year Bond ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
US Treasury 20 Year Bond ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
US Treasury 30 Year Bond ETF | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
US Treasury 30 Year Bond ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
US Treasury 30 Year Bond ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Hexcel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Healthpeak OP LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Humana, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Novartis Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Baxter International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
F/m 2-Year Investment Grade Corporate Bond ETF Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | Chevron USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | PACCAR Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | BMW US Capital LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | Huntington Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | BAT Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | Digital Realty Trust LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | Hershey Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | 7-Eleven, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
F/m 3-Year Investment Grade Corporate Bond ETF Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | Hershey Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | ORIX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | RenaissanceRe Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | PulteGroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | Embraer Netherlands Finance BV [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | BHP Billiton Finance USA Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | President and Fellows of Harvard College [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
F/m 10-Year Investment Grade Corporate Bond ETF Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Institutional Shares | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
Institutional Shares | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Institutional Shares | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Institutional Shares | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Shares | Federal Farm Credit Banks Funding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Shares | Sequoia Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Shares | F/m 10-Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Shares | Verizon Master Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Institutional Shares | Invesco Treasury Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Institutional Shares | F/m 3-Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Shares | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Institutional Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Institutional Shares | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Shares | United States Treasury Note/Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Institutional Shares | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Institutional Shares | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Institutional Shares | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Shares | F/m 3-Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Shares | F/m 2-Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Shares | F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Institutional Shares | Carvana Auto Receivables Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares | Mastr Seasoned Securities Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Shares | DB Master Finance Parent LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Shares | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Institutional Shares | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Institutional Shares | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Institutional Shares | Invesco Treasury Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares | First Citizens BancShares, Inc./NC[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Institutional Shares | Phinia Holdings Jersey Ltd.[Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Institutional Shares | Mercer International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Shares | Chemours Co.[Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Shares | AmeriGas Partners LP / AmeriGas Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Institutional Shares | PetSmart, Inc. / PetSmart Finance Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Shares | Compass Minerals International Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Institutional Shares | Rakuten Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Shares | Cloud Software Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Institutional Shares | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Institutional Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Institutional Shares | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Institutional Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Institutional Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
F/m Opportunistic Income ETF | F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
F/m Opportunistic Income ETF | Celanese US Holdings LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
F/m Opportunistic Income ETF | Dell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
F/m Opportunistic Income ETF | Transcanada Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
F/m Opportunistic Income ETF | Viatris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
F/m Opportunistic Income ETF | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
F/m Opportunistic Income ETF | Antares Holdings LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
F/m Opportunistic Income ETF | Occidental Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
F/m Opportunistic Income ETF | Concentrix Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
F/m Opportunistic Income ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
F/m Opportunistic Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
F/m Opportunistic Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
F/m Opportunistic Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
F/m Opportunistic Income ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
F/m Opportunistic Income ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
F/m Opportunistic Income ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
F/m Opportunistic Income ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
F/m Opportunistic Income ETF | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
F/m Opportunistic Income ETF | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
F/m Opportunistic Income ETF | Leidos Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Shares | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Institutional Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Shares | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Institutional Shares | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Institutional Shares | Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Shares | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Shares | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Institutional Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Institutional Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Institutional Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Investor Shares | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Investor Shares | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Investor Shares | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Investor Shares | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investor Shares | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Investor Shares | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Investor Shares | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Investor Shares | Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Investor Shares | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Investor Shares | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Investor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.60%
Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Investor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Investor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Investor Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
F/m Emerald Life Sciences Innovation ETF | Insmed, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
F/m Emerald Life Sciences Innovation ETF | Bridgebio Pharma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
F/m Emerald Life Sciences Innovation ETF | Blueprint Medicines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
F/m Emerald Life Sciences Innovation ETF | RadNet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
F/m Emerald Life Sciences Innovation ETF | Travere Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
F/m Emerald Life Sciences Innovation ETF | Merit Medical Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
F/m Emerald Life Sciences Innovation ETF | LivaNova PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
F/m Emerald Life Sciences Innovation ETF | WaVe Life Sciences Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
F/m Emerald Life Sciences Innovation ETF | Ultragenyx Pharmaceutical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
F/m Emerald Life Sciences Innovation ETF | Soleno Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
F/m Emerald Life Sciences Innovation ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
F/m Emerald Life Sciences Innovation ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | United States Treasury Inflation Indexed Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%